Income Tax (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Components of Provision for Income Taxes
The components of the provision for income taxes were as follows:

	Year Ended December 31, 2018 $	Year Ended December 31, 2017 $	Year Ended December 31, 2016 $
Current	(2,361)	(3,557)	(962)
Deferred	(852)	2,733	(11)
Income tax expense	(3,213)	(824)	(973)

Reconciliations of Tax Charge
Reconciliations of the tax charge related to the relevant year at the applicable statutory income tax rates and the actual tax charge related to the relevant year are as follows:

	Year Ended December 31, 2018 $	Year Ended December 31, 2017 $	Year Ended December 31, 2016 $
Net income before income tax expenses	30,088	49,735	158,938
Net income not subject to taxes	(68,675)	(94,106)	(138,542)
Net (loss) income subject to taxes	(38,587)	(44,371)	20,396
At applicable statutory tax rates
Amount computed using the standard rate of corporate tax	6,833	13,874	(3,338)
Adjustments to valuation allowance and uncertain tax positions	(14,733)	324	11,802
Permanent and currency differences	3,257	(12,507)	(9,125)
Change in tax rates	1,430	(2,515)	(312)
Tax expense related to the current year	(3,213)	(824)	(973)

Components of Partnership's Deferred Tax Assets (Liabilities)
The significant components of the Partnership’s deferred tax assets (liabilities) were as follows:

	December 31, 2018 $	December 31, 2017 $
Derivative instruments	2,793	3,823
Taxation loss carryforwards and disallowed finance costs	49,298	35,326
Vessels and equipment	4,045	3,936
Capitalized interest	(1,853)	(1,927)
	54,283	41,158
Valuation allowance	(52,570)	(38,594)
Net deferred tax assets included in other assets	1,713	2,564